Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document transition report	false
Document shell company report	false
Current fiscal year end date	--12-31
Document period end date	Dec. 31, 2023
Entity file number	001-41815
Entity registrant name	AngloGold Ashanti plc
Entity incorporation, state or country code	X0
Entity address, address line one	4th Floor, Communications House
Entity address, address line two	South Street
Entity address, address line three	Staines-upon-Thames
Entity address, city or town	Surrey
Entity address, postal zip code	TW18 4PR
Entity address, country	GB
Entity common stock, shares outstanding (in shares)	419,729,856
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Financial statement error correction	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Document fiscal year focus	2023
Document fiscal period focus	FY
Entity central index key	0001973832
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	Ordinary Shares
Trading symbol	AU
Security exchange name	NYSE
3.375% Notes due 2028 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	3.375% Notes due 2028
Trading symbol	AU/28
Security exchange name	NYSE
3.75% Notes due 2030 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	3.75% Notes due 2030
Trading symbol	AU/30
Security exchange name	NYSE
6.50% Notes due 2040 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	6.50% Notes due 2040
Trading symbol	AU/40
Security exchange name	NYSE
Business contact
Document Information [Line Items]
Entity address, address line one	Suite 1000
Entity address, address line two	6363 S. Fiddlers Green Circle
Entity address, city or town	Greenwood Village
Entity address, postal zip code	CO 80111
Entity address, country	US
Contact personnel name	Gillian Ann Doran
City area code	+1 (720)
Local phone number	9538283
Contact personnel email address	gdoran@anglogoldashanti.com